Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values [Line Items]
Less than 12 months, Fair value	$ 50,897	$ 6,823
Less than 12 months, Unrealized losses	(308)	(14)
12 months or greater, Fair value
12 months or greater, Unrealized losses
Fair value	50,897	6,823
Unrealized losses	(308)	(14)
Corporate debentures [Member]
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values [Line Items]
Less than 12 months, Fair value	42,248	3,821
Less than 12 months, Unrealized losses	(257)	(3)
12 months or greater, Fair value
12 months or greater, Unrealized losses
Fair value	42,248	3,821
Unrealized losses	(257)	(3)
Government debentures [Member]
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values [Line Items]
Less than 12 months, Fair value	8,649	3,002
Less than 12 months, Unrealized losses	(51)	(11)
12 months or greater, Fair value
12 months or greater, Unrealized losses
Fair value	8,649	3,002
Unrealized losses	$ (51)	$ (11)